Risk management - Schedule of encumbered assets and collateral received and matching liabilities (Details) - Encumbered assets - Liquidity risk € in Millions	Dec. 31, 2025 EUR (€)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Matching liabilities, contingent liabilities or securities lent	€ 472,045
Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered	€ 491,519